1875 K Street, N.W. Washington, DC 20006-1238

Tel: 202 303 1000 Fax: 202 303 2000

March 4, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason ETF Investment Trust

Post-Effective Amendment No. 77 to Registration Statement on Form N-1A

Securities Act File No. 333-206784

Investment Company Act File No. 811-23096

Ladies and Gentlemen:

On behalf of Legg Mason ETF Investment Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the forms of Prospectuses and Statements of Additional Information for Legg Mason Developed ex-US Diversified Core ETF, Legg Mason Emerging Markets Diversified Core ETF, Legg Mason US Diversified Core ETF, Legg Mason Emerging Markets Low Volatility High Dividend ETF, Legg Mason International Low Volatility High Dividend ETF, Legg Mason Low Volatility High Dividend ETF and Legg Mason Global Infrastructure ETF, each a series of the Trust, that would have been filed under Rule 497(c) would not have differed from those filed as part of Post-Effective Amendment No. 77 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A on February 22, 2019. That Amendment became effective on March 1, 2019, pursuant to Rule 485(b) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1232.

Very truly yours,

/s/ Neesa P. Sood
Neesa P. Sood

Enclosures

cc:	Susan D. Lively, Legg Mason & Co., LLC

Barbara J. Allen, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

Shannon Hayes, Willkie Farr & Gallagher LLP

Nicholas Coffaro, Willkie Farr & Gallagher LLP

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